Asset Sales, Impairments and Other Accruals (Details Textuals) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Asset Sales Impairments And Other Accruals [Line Items]
Early debt retirement costs	$ 606	$ 1	$ 1
Other transaction costs	45
Other transaction costs attributable to noncontrolling interests	7
Accelerated amortization of debt costs	4
Foreign Currency Exchange gains included in Other (income) expense	29	83	(76)
Net foreign currency exchange gains included in other (income) expense - net within segment costs and expenses			38
Exploration and Production [Member] | Barnett Shale [Member]
Asset Sales Impairments And Other Accruals [Line Items]
Impairments of producing properties and acquired unproved reserves	503
Exploration and Production [Member] | Acquired Unproved Reserves [Member] | Piceance Highlands [Member]
Asset Sales Impairments And Other Accruals [Line Items]
Impairments of producing properties and acquired unproved reserves	175
Exploration and Production [Member] | Acquired Unproved Reserves [Member] | Fort Worth basin [Member]
Asset Sales Impairments And Other Accruals [Line Items]
Impairments of producing properties and acquired unproved reserves		15
Exploration and Production [Member]
Asset Sales Impairments And Other Accruals [Line Items]
Impairments of producing properties and acquired unproved reserves	678	15
Unusual or Infrequent Item [Line Items]
Dry hole costs	16
Unfavorable adjustment to prior years depletion expense in relation to a correction of production volumes	19
Exploration and Production [Member] | Wyoming [Member]
Asset Sales Impairments And Other Accruals [Line Items]
Severance Taxes			$ 34